Annual Total Returns[BarChart] - PROFUND VP PRECIOUS METALS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.21%)	(14.55%)	(37.94%)	(23.86%)	(32.85%)	55.81%	5.28%	(13.47%)	45.98%	24.10%